Note 24 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
24.	Impact of recently issued accounting standards

In
May
2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.
2014
-
09,
Revenue from Contracts with Customers
. This ASU clarifies the principles for recognizing revenue and develops a common revenue standard for US GAAP and International Financial Reporting Standards (“IFRS”). This ASU is effective for annual and interim periods in fiscal years beginning after
December
15,
2017,
with early adoption permitted. The Company has assessed each of its revenue streams for the possible impact of this standard and does not anticipate any material impacts on its financial statements. However, the assessment is not yet finalized. The Company will adopt this ASU effective
January
1,
2018
using the retrospective transition method.
In
November
2015,
the FASB issued ASU No.
2015
-
17,
Balance Sheet Classification of Deferred Taxes
. This ASU simplifies the presentation of all tax assets and liabilities by no longer requiring an allocation between current and non-current. All deferred tax assets and liabilities, along with any related valuation allowance are to be classified as non-current on the balance sheet. This ASU is effective for annual and interim periods in fiscal years beginning after
December
15,
2016,
with early adoption permitted. This change will reduce the Company’s net current assets (expressed as current assets minus current liabilities). The Company will adopt this ASU effective
January
1,
2017.

In
February
2016,
the FASB issued ASU No.
2016
-
02,
Leases
. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures will be required. The ASU will be effective for annual and interim periods beginning after
December
15,
2018,
with early adoption permitted. The Company has catalogued and abstracted key terms of its leases and is in the final stages of selecting a software solution to assist with the additional disclosures required. The Company’s assets and liabilities will be impacted by the recognition of a right-of-use asset and lease liability. Related balance sheet ratios will also be impacted. Covenant ratio calculations under the Company’s revolving credit facility will however not be impacted, as they will continue to be based on the accounting standards in place as of
September
30,
2016.
The Company will adopt this ASU with an effective date of
January
1,
2019,
using the modified retrospective transition method.

In
March
2016,
the FASB issued ASU No.
2016
-
09,
Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting
. This ASU simplifies how share-based payments are accounted for and presented. Income tax expense is expected to be impacted as entities are required to record all of the tax effects related to share-based payments at settlement through the income statement. This standard removes the requirement to delay recognition of a windfall tax benefit until it reduces taxes payable and instead records the benefit when it arises. The standard also permits entities to make an accounting policy election for the impact of forfeitures by allowing them to be estimated, as required today, or recognized when they occur. This ASU is effective for annual and interim periods beginning after
December
31,
2016,
with early adoption permitted. The Company will adopt this ASU effective
January
1,
2017,
using the prospective transition method, with the forfeiture rate continuing to be estimated, and does not expect the changes to have a material impact on its financial statements.

In
August
2016,
the FASB issued ASU No.
2016
-
15,
Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments
. This ASU reduces diversity in how certain transactions are classified in the statement of cash flows. Under this guidance contingent consideration payments made soon after an acquisition’s close date should be classified as cash outflows for investing activities. Payments made thereafter should be classified as cash outflows for financing activities up to the amount of the original contingent consideration liability. Payments in excess of the amount of the original contingent consideration liability should be classified as outflows for operating activities. This standard is effective for annual and interim periods beginning after
December
15,
2017,
with early adoption permitted. The Company is currently assessing the impact of this standard on its financial statements. The Company will adopt this ASU effective
January
1,
2018,
using the retrospective transition method.

In
January
2017,
the FASB issued ASU No.
2017
-
01,
Business Combinations – Clarifying the Definition of a Business
which clarifies and simplifies the definition of a business. Under this guidance, when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not represent a business. This will likely result in more acquisitions being accounted for as asset purchases which impacts many areas of accounting such as acquisitions, disposals, goodwill impairment and consolidation. This standard is effective for annual and interim periods beginning after
December
15,
2017,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements.
In
January
2017,
the FASB issued ASU No.
2017
-
04,
Intangibles – Goodwill and Other: Simplifying the Accounting for Goodwill Impairment
to remove Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under this guidance, a goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The standard is effective for annual and interim periods beginning after
December
15,
2019,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements.